Flight Equipment Held For Operating Leases, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Number of aircraft	251
Number of operating leases	89
Number of countries	46
Prepayments on flight equipment (including related capitalized interest)	$ 151,550	$ 468,933	$ 375,690
Maximum years until lease agreements expire	12
A330 Wide-Body Aircraft [Member]
Number of aircraft		3
A320 Aircraft [Member]
Number of aircraft		3
Boeing 737-800 [Member]
Number of aircraft	12
Purchase-Leaseback [Member] | Boeing 737-800 [Member]
Number of aircraft	31
Capital Lease Expense [Member] | A330 Wide-Body Aircraft [Member]
Number of aircraft	5
Capital Lease Expense [Member] | A320 Aircraft [Member]
Number of aircraft	7
Capital Lease Expense [Member] | Boeing 737-800 [Member]
Number of aircraft	10
Flight Equipment Held For Operating Leases [Member]
Number of aircraft	245
Number of engines	7